MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Amortized cost	$ 56,323	$ 59,615
Unrealized gains	63	12
Unrealized losses	(179)	(400)
Fair Value	56,207	59,227
Corporate Bonds [Member] | Maturing Within One Year [Member]
Amortized cost	3,584
Unrealized gains	14
Unrealized losses	(12)
Fair Value	3,586
Corporate Bonds [Member] | Maturing Between One to Five Years [Member]
Amortized cost	52,225	59,072
Unrealized gains	49	12
Unrealized losses	(167)	(400)
Fair Value	52,107	58,684
Accured Interest [Member]
Amortized cost	514	543
Unrealized gains	0	0
Unrealized losses	0	0
Fair Value	$ 514	$ 543